March 31, 2026

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Massachusetts Tax-Exempt Funds (the “Trust”)

File No. 333-63579

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectuses and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

/s/ Kerry K. Bender

Kerry K. Bender

Assistant General Counsel

The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission